Other Income (Expenses) from Investments - Detailed Information About Other Income (Expenses) from Investments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Other Income Expenses From Investments [abstract]
Dividends from Other investments	€ 11	€ 1	€ 7
Net gains on disposals of Other investments	0	0	0
Loss and impairment losses on Other investments		(19)
Total	€ 11	€ (18)	€ 7